Intangible assets - Principal acquired brands with indefinite useful life (Detail) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 12,557	£ 12,572	£ 12,566
Brands
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 8,274	8,330	£ 8,229
Brands | Crown Royal whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 1,153	1,109
Brands | McDowell's No.1 whisky, rum and brandy
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 1,112	1,077
Brands | Captain Morgan rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 946	910
Brands | Smirnoff vodka
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 648	624
Brands | Johnnie Walker whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 625	625
Brands | Windsor Premier whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Korea
Principal acquired brands with indefinite useful life	£ 589	591
Brands | Casamigos tequila
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 476	458
Brands | Shui Jing Fang Chinese white spirit
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Greater China
Principal acquired brands with indefinite useful life	£ 259	259
Brands | Yenì Raki
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Turkey
Principal acquired brands with indefinite useful life	£ 231	280
Brands | Signature whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 209	202
Brands | Don Julio tequila
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 209	195
Brands | Bell's whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United Kingdom
Principal acquired brands with indefinite useful life	£ 179	179
Brands | Black Dog whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 177	171
Brands | Seagram's 7 Crown whiskey
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	United States
Principal acquired brands with indefinite useful life	£ 176	169
Brands | Antiquity whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 173	167
Brands | Zacapa rum
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 151	145
Brands | Gordon's gin
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Europe
Principal acquired brands with indefinite useful life	£ 119	119
Brands | Bagpiper whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	India
Principal acquired brands with indefinite useful life	£ 119	116
Brands | Old Parr whisky
Disclosure of intangible assets with indefinite useful life [line items]
Principal markets	Global
Principal acquired brands with indefinite useful life	£ 106	101
Brands | Other brands
Disclosure of intangible assets with indefinite useful life [line items]
Principal acquired brands with indefinite useful life	£ 617	£ 833